Basic and diluted net earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Net earnings attributable to shareholders of APUC	$156,625	$65,462	$243,031	$83,060
Series A Preferred shares dividend	1,158	1,046	2,323	2,114
Series D Preferred shares dividend	951	968	1,892	1,956
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$154,516	$63,448	$238,816	$78,990
Weighted average number of shares
Basic	493,071,189	462,608,870	491,811,210	447,861,135
Effect of dilutive securities	4,656,910	4,173,646	3,291,211	3,996,021
Diluted	497,728,099	466,782,516	495,102,421	451,857,156